Segment Information (Reconciliation to Total revenues and other income) (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended													12 Months Ended
		Dec. 31, 2015 [3]	Dec. 31, 2016	[1]	Sep. 30, 2016	[1]	Jun. 30, 2016	[1],[2]	Mar. 31, 2016	[1]	Dec. 31, 2015	[1]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenues and other income			$ 848		$ 838		$ 698		$ 645		$ 369		$ 251	$ 246	$ 235	$ 3,029		$ 1,101	$ 793
Income (Loss) from Equity Method Investments		$ 3														(74)	[3]	3	0
Other income - related parties																86		58	40
Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenues and other income																3,480		1,125	793
Segment Reconciling Items [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue adjustment for unconsolidated affiliates																(402)		(28)	0
Income (Loss) from Equity Method Investments																(74)		3	0
Other income - related parties																40		2	0
Derivative, Loss on Derivative	[4]															$ (15)		$ (1)	$ 0

[1]	(3)These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.
[2]	(2)Second quarter 2016 results included impairment expense related to equity method investments of $89 million. See Note 5 for more information.
[3]	(2)Income (loss) from equity method investments includes the impact of any basis differential amortization or accretion.
[4]	(1) The Partnership makes a distinction between realized or unrealized gains and losses on derivatives. During the period when a derivative contract is outstanding, we record changes in the fair value of the derivative as an unrealized gain or loss. When a derivative contract matures or is settled, we reverse the previously recorded unrealized gain or loss and record the realized gain or loss of the contract.